Share-Based Compensation to Employees (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 26, 2024	Jun. 30, 2024	Jun. 30, 2025
Share-Based Compensation to Employees [Line Items]
Employee compensation expenses (in Shares)	231,909
Unrecognized compensation expense			$ 0
General and Administrative Expense [Member]
Share-Based Compensation to Employees [Line Items]
Share-based compensation expenses		$ 584